Document and Entity Information	Feb. 28, 2021
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2021
Registrant Name	MFS SERIES TRUST XIII
Entity Central Index Key	0000356349
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 28, 2021
Document Effective Date	Jun. 28, 2021
Prospectus Date	Jun. 28, 2021
MFS® New Discovery Value Fund | A
Prospectus:
Trading Symbol	NDVAX
MFS® New Discovery Value Fund | B
Prospectus:
Trading Symbol	NDVBX
MFS® New Discovery Value Fund | C
Prospectus:
Trading Symbol	NDVCX
MFS® New Discovery Value Fund | I
Prospectus:
Trading Symbol	NDVIX
MFS® New Discovery Value Fund | R1
Prospectus:
Trading Symbol	NDVRX
MFS® New Discovery Value Fund | R2
Prospectus:
Trading Symbol	NDVSX
MFS® New Discovery Value Fund | R3
Prospectus:
Trading Symbol	NDVTX
MFS® New Discovery Value Fund | R4
Prospectus:
Trading Symbol	NDVUX
MFS® New Discovery Value Fund | R6
Prospectus:
Trading Symbol	NDVVX